Earnings per share - Schedule of Earnings per Share (Details) - CHF (SFr) SFr / shares in Units, SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [line items]
Net income	SFr 49,148	SFr 14,210	SFr 63,492	SFr 3,758
Class A
Earnings per share [line items]
Weighted number of outstanding shares (in shares)	282,182,571	253,332,033	281,519,631	264,632,141
Number of shares with dilutive effects (in shares)	2,241,734	3,296,613	2,868,566	4,629,530
Weighted number of outstanding shares (diluted and undiluted) (in shares)	284,424,305	256,628,646	284,388,196	269,261,671
Net income	SFr 43,788	SFr 12,843	SFr 56,553	SFr 3,575
Basic EPS (CHF) (in CHF per share)	SFr 0.16	SFr 0.05	SFr 0.20	SFr 0.01
Diluted EPS (CHF) (in CHF per share)	SFr 0.15	SFr 0.05	SFr 0.20	SFr 0.01
Class B
Earnings per share [line items]
Weighted number of outstanding shares (in shares)	345,437,500	269,517,170	345,437,500	135,503,108
Number of shares with dilutive effects (in shares)	6,782,573	0	7,135,495	0
Weighted number of outstanding shares (diluted and undiluted) (in shares)	352,220,073	269,517,170	352,572,995	135,503,108
Net income	SFr 5,360	SFr 1,366	SFr 6,939	SFr 183
Basic EPS (CHF) (in CHF per share)	SFr 0.016	SFr 0.005	SFr 0.020	SFr 0.001
Diluted EPS (CHF) (in CHF per share)	SFr 0.015	SFr 0.005	SFr 0.020	SFr 0.001